Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 2,752	$ 2,995
Current lease liabilities	1,113	1,076
Non-current lease liabilities	$ 1,626	$ 2,309